UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2012 Semiannual Report to Shareholders

DWS Equity 500 Index Fund

Contents
DWS Equity 500 Index Fund
4 Performance Summary
6 Portfolio Management
6 Portfolio Summary
8 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
11 Financial Highlights
13 Notes to Financial Statements
17 Information About Your Fund's Expenses
DWS Equity 500 Index Portfolio
20 Investment Portfolio
36 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
40 Notes to Financial Statements
46 Summary of Management Fee Evaluation by Independent Fee Consultant
50 Account Management Resources
52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2012 (Unaudited)
Average Annual Total Returns as of 6/30/12
No Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	9.37%	5.23%	16.20%	0.05%	5.14%
Institutional Class	9.40%	5.30%	16.27%	0.13%	5.25%
S&P 500® Index+	9.49%	5.45%	16.40%	0.22%	5.33%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.31% and 0.24% for Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Net Asset Value and Distribution Information
	Class S	Institutional Class
Net Asset Value: 6/30/12	$153.10	$154.60
12/31/11	$141.06	$142.46
Distribution Information: Six Months as of 6/30/12: Income Dividends	$1.18	$1.25

Growth of an Assumed $1,000,000 Investment

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

Morningstar Rankings — Large Blend Funds Category as of 6/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class S 1-Year	227	of	1,731	13
3-Year	254	of	1,539	17
5-Year	395	of	1,346	30
10-Year	263	of	838	31
Institutional Class 1-Year	204	of	1,731	12
3-Year	229	of	1,539	15
5-Year	362	of	1,346	27
10-Year	224	of	838	27

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Portfolio Management

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Brent Reeder, Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Joined the fund in 2007.

• Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2012 (20.5% of Net Assets)
1. Apple, Inc. Manufacturer of personal computers and communication solutions	4.3%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	3.2%
3. Microsoft Corp. Developer of computer software	1.8%
4. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.8%
5. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.7%
6. AT&T, Inc. An integrated telecommunications company	1.7%
7. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.7%
8. Johnson & Johnson Provider of health care products	1.5%
9. Wells Fargo & Co. A diversified financial company	1.4%
10. Coca-Cola Co. Bottler and distributor of soft drinks	1.4%
Portfolio holdings and characteristics are subject to change.
For more complete details about the Portfolio's investment portfolio, see page 20. A quarterly Fact Sheet is available on www.dws-investments.com or upon request. Please see the Account Management Resources section on page 50 for contact information.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investment in the DWS Equity 500 Index Portfolio, at value	$1,502,889,113
Receivable for Fund shares sold	1,737,105
Other assets	21,449
Total assets	1,504,647,667
Liabilities
Payable for Fund shares redeemed	3,416,177
Accrued Trustees' fees	1,223
Other accrued expenses and payables	392,073
Total liabilities	3,809,473
Net assets, at value	$1,500,838,194
Net Assets Consist of
Undistributed net investment income	2,929,361
Net unrealized appreciation (depreciation) on investments and futures	421,731,140
Accumulated net realized gain (loss)	(126,877,996)
Paid-in capital	1,203,055,689
Net assets, at value	$1,500,838,194
Net Asset Value
Class S Net Asset Value, offering and redemption price per share ($369,808,049 ÷ 2,415,460 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$153.10
Institutional Class Net Asset Value, offering and redemption price per share ($1,131,030,145 ÷ 7,315,791 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$154.60

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $24,524)	$16,628,354
Interest	1,064
Income distributions — Central Cash Management Fund	12,412
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	338,315
Expenses	(742,498)
Net investment income allocated from DWS Equity 500 Index Portfolio	16,237,647
Expenses: Administration fee	786,242
Services to shareholders	389,934
Professional fees	16,455
Reports to shareholders	22,392
Registration fees	19,703
Trustees' fees and expenses	2,729
Other	5,027
Total expenses	1,242,482
Net investment income (loss)	14,995,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio: Investments	95,444,661
Futures	3,495,116
98,939,777
Change in net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio on: Investments	17,939,845
Futures	300,224
18,240,069
Net gain (loss)	117,179,846
Net increase (decrease) in net assets resulting from operations	$132,175,011

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$14,995,165	$33,771,319
Net realized gain (loss)	98,939,777	155,104,934
Change in net unrealized appreciation (depreciation)	18,240,069	(162,112,488)
Net increase (decrease) in net assets resulting from operations	132,175,011	26,763,765
Distributions to shareholders from: Net investment income: Class S	(2,955,088)	(7,535,348)
Institutional Class	(9,468,634)	(26,027,740)
Total distributions	(12,423,722)	(33,563,088)
Fund share transactions: Proceeds from shares sold	218,705,615	248,156,463
Reinvestment of distributions	11,077,146	32,166,727
Payments for shares redeemed	(409,242,282)	(677,724,316)
Net increase (decrease) in net assets from Fund share transactions	(179,459,521)	(397,401,126)
Increase (decrease) in net assets	(59,708,232)	(404,200,449)
Net assets at beginning of period	1,560,546,426	1,964,746,875
Net assets at end of period (includes undistributed net investment income of $2,929,361 and $357,918, respectively)	$1,500,838,194	$1,560,546,426

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class S	Six Months Ended 6/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$141.06		$141.15		$125.16		$101.24		$164.58		$158.94
Income (loss) from investment operations: Net investment incomea	1.42		2.55		2.32		2.37		2.94		2.96
Net realized and unrealized gain (loss)	11.80		.02	d	16.06		23.89		(63.44)		5.61
Total from investment operations	13.22		2.57		18.38		26.26		(60.50)		8.57
Less distributions from: Net investment income	(1.18)		(2.66)		(2.40)		(2.34)		(2.84)		(2.93)
Increase from regulatory settlements	—		—		.01	c	—		—		—
Net asset value, end of period	$153.10		$141.06		$141.15		$125.16		$101.24		$164.58
Total Return (%)	9.37	**	1.88		14.89	b,c	26.35	b	(37.12	)b	5.39	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	370		360		444		464		439		772
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.28	*	.31		.31		.27		.32		.29
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.28	*	.31		.27		.21		.21		.19
Ratio of net investment income (%)	1.89	*	1.79		1.81		2.22		2.13		1.77
a Based on average shares outstanding during period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.007 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. Excluding this non-recurring payment, total return would have been 0.01% lower.
d The amount of net realized and unrealized gain shown for a share outstanding for the period ended December 31, 2011 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

			Years Ended December 31,
Institutional Class	Six Months Ended 6/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$142.46		$142.57		$126.38		$102.25		$166.22		$160.54
Income (loss) from investment operations: Net investment incomea	1.46		2.68		2.49		2.43		3.09		3.11
Net realized and unrealized gain (loss)	11.93		.01	d	16.22		24.17		(64.06)		5.71
Total from investment operations	13.39		2.69		18.71		26.60		(60.97)		8.82
Less distributions from: Net investment income	(1.25)		(2.80)		(2.53)		(2.47)		(3.00)		(3.14)
Increase from regulatory settlements	—		—		.01	c	—		—		—
Net asset value, end of period	$154.60		$142.46		$142.57		$126.38		$102.25		$166.22
Total Return (%)	9.40	**	1.95		15.01	b,c	26.44	b	(37.06	)b	5.49	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,131		1,200		1,521		1,483		1,283		1,951
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.24	*	.24		.23		.23		.24		.22
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.24	*	.24		.17		.15		.10		.10
Ratio of net investment income (%)	1.91	*	1.85		1.92		2.28		2.24		1.86
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Includes a non-recurring payment from the Advisor which amounted to $0.007 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. Excluding this non-recurring payment, total return would have been 0.01% lower.
d The amount of net realized and unrealized gain shown for a share outstanding for the period ended December 31, 2011 does not correspond with the aggregate net loss on investments for the period due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (the "Fund") is a diversified series of DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2012, the Fund owned approximately 68% of the Portfolio.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class and Class S shares are offered to a limited group of investors, and are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $225,765,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized December 31, 2012 ($15,820,000), December 31, 2013 ($22,344,000), December 31, 2014 ($21,981,000), December 31, 2016 ($68,826,000), December 31, 2017 ($69,783,000) and December 31, 2018 ($27,011,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee of 0.05% of the Fund's average daily net assets, accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $786,242, of which $137,603 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DISC was as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2012
Class S	$26,568	$13,220
Institutional Class	146,059	90,266
	$172,627	$103,486

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,767, of which $6,727 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	252,012	$38,189,536	529,513	$75,681,964
Institutional Class	1,166,357	180,516,079	1,189,997	172,474,499
		$218,705,615		$248,156,463
Shares issued to shareholders in reinvestment of distributions
Class S	18,417	$2,822,722	52,414	$7,219,018
Institutional Class	53,291	8,254,424	178,811	24,947,709
		$11,077,146		$32,166,727
Shares redeemed
Class S	(409,349)	$(61,298,744)	(1,174,072)	$(163,997,364)
Institutional Class	(2,329,023)	(347,943,538)	(3,609,134)	(513,726,952)
		$(409,242,282)		$(677,724,316)
Net increase (decrease)
Class S	(138,920)	$(20,286,486)	(592,145)	$(81,096,382)
Institutional Class	(1,109,375)	(159,173,035)	(2,240,326)	(316,304,744)
		$(179,459,521)		$(397,401,126)

D. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2012, one affiliated shareholder account held approximately 25% of the outstanding shares of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,093.70	$1,094.00
Expenses Paid per $1,000**	$1.46	$1.25
Hypothetical 5% Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/12	$1,000.00	$1,000.00
Ending Account Value 6/30/12	$1,023.47	$1,023.67
Expenses Paid per $1,000**	$1.41	$1.21

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class S	Institutional Class
DWS Equity 500 Index Fund	.28%	.24%

For more information, please refer to the Fund's prospectuses.

(The following financial statements of the DWS Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 10.7%
Auto Components 0.2%
BorgWarner, Inc.* (a)	19,875	1,303,601
Goodyear Tire & Rubber Co.* (a)	46,396	547,937
Johnson Controls, Inc. (a)	120,601	3,341,854
		5,193,392
Automobiles 0.4%
Ford Motor Co. (a)	671,548	6,440,145
Harley-Davidson, Inc. (a)	41,382	1,892,399
		8,332,544
Distributors 0.1%
Genuine Parts Co. (a)	27,472	1,655,188
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	18,883	683,376
DeVry, Inc. (a)	10,600	328,282
H&R Block, Inc. (a)	51,186	817,952
		1,829,610
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	79,579	2,727,172
Chipotle Mexican Grill, Inc.*	5,597	2,126,580
Darden Restaurants, Inc. (a)	22,280	1,128,036
International Game Technology (a)	50,064	788,508
Marriott International, Inc. "A" (a)	46,363	1,817,430
McDonald's Corp.	179,614	15,901,228
Starbucks Corp. (a)	133,701	7,128,937
Starwood Hotels & Resorts Worldwide, Inc.	34,293	1,818,901
Wyndham Worldwide Corp. (a)	25,314	1,335,060
Wynn Resorts Ltd.	14,000	1,452,080
Yum! Brands, Inc. (a)	81,431	5,245,785
		41,469,717
Household Durables 0.2%
D.R. Horton, Inc. (a)	49,800	915,324
Harman International Industries, Inc. (a)	13,100	518,760
Leggett & Platt, Inc. (a)	24,370	514,938
Lennar Corp. "A" (a)	28,300	874,753
Newell Rubbermaid, Inc.	51,450	933,303
Pulte Group, Inc.* (a)	63,374	678,102
Whirlpool Corp.	13,133	803,214
		5,238,394
Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	63,567	14,515,524
Expedia, Inc. (a)	15,885	763,592
Netflix, Inc.* (a)	10,245	701,475
Priceline.com, Inc.* (a)	8,824	5,863,725
TripAdvisor, Inc.* (a)	17,485	781,405
		22,625,721
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	21,685	734,471
Mattel, Inc.	59,014	1,914,414
		2,648,885
Media 3.3%
Cablevision Systems Corp. (New York Group) "A" (a)	39,073	519,280
CBS Corp. "B"	115,754	3,794,416
Comcast Corp. "A" (a)	475,963	15,216,537
DIRECTV "A"* (a)	115,610	5,644,080
Discovery Communications, Inc. "A"* (a)	44,646	2,410,884
Gannett Co., Inc. (a)	42,786	630,238
Interpublic Group of Companies, Inc.	78,995	857,096
McGraw-Hill Companies, Inc.	48,793	2,195,685
News Corp. "A" (a)	371,908	8,289,829
Omnicom Group, Inc. (a)	48,062	2,335,813
Scripps Networks Interactive "A" (a)	16,200	921,132
Time Warner Cable, Inc.	55,051	4,519,687
Time Warner, Inc. (a)	169,417	6,522,555
Viacom, Inc. "B"	93,253	4,384,756
Walt Disney Co. (a)	315,645	15,308,783
Washington Post Co. "B"	800	299,056
		73,849,827
Multiline Retail 0.8%
Big Lots, Inc.* (a)	11,396	464,843
Dollar Tree, Inc.*	40,800	2,195,040
Family Dollar Stores, Inc.	20,572	1,367,627
J.C. Penney Co., Inc. (a)	25,321	590,233
Kohl's Corp. (a)	42,325	1,925,364
Macy's, Inc.	73,350	2,519,572
Nordstrom, Inc. (a)	27,832	1,382,972
Sears Holdings Corp.* (a)	6,918	413,005
Target Corp. (a)	116,729	6,792,460
		17,651,116
Specialty Retail 2.0%
Abercrombie & Fitch Co. "A" (a)	15,600	532,584
AutoNation, Inc.* (a)	8,200	289,296
AutoZone, Inc.* (a)	4,690	1,722,027
Bed Bath & Beyond, Inc.* (a)	41,012	2,534,541
Best Buy Co., Inc. (a)	50,631	1,061,226
CarMax, Inc.* (a)	39,263	1,018,482
GameStop Corp. "A"	22,400	411,264
Home Depot, Inc. (a)	270,118	14,313,553
Limited Brands, Inc. (a)	43,240	1,838,997
Lowe's Companies, Inc.	207,656	5,905,737
O'Reilly Automotive, Inc.* (a)	22,200	1,859,694
Ross Stores, Inc.	39,802	2,486,431
Staples, Inc. (a)	119,774	1,563,051
The Gap, Inc. (a)	57,958	1,585,731
Tiffany & Co. (a)	22,016	1,165,747
TJX Companies, Inc.	130,798	5,615,158
Urban Outfitters, Inc.* (a)	19,661	542,447
		44,445,966
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. (a)	50,953	2,979,731
Fossil, Inc.* (a)	9,009	689,549
NIKE, Inc. "B"	64,625	5,672,783
Ralph Lauren Corp.	11,700	1,638,702
VF Corp. (a)	15,540	2,073,813
		13,054,578
Consumer Staples 11.0%
Beverages 2.7%
Beam, Inc.	27,654	1,728,099
Brown-Forman Corp. "B"	17,422	1,687,321
Coca-Cola Co. (a)	398,165	31,132,521
Coca-Cola Enterprises, Inc. (a)	54,224	1,520,441
Constellation Brands, Inc. "A"*	28,500	771,210
Dr. Pepper Snapple Group, Inc. (a)	36,897	1,614,244
Molson Coors Brewing Co. "B"	27,804	1,156,924
Monster Beverage Corp.*	27,091	1,928,879
PepsiCo, Inc. (a)	276,097	19,509,014
		61,048,653
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	76,299	7,248,405
CVS Caremark Corp. (a)	226,191	10,569,905
Kroger Co.	98,427	2,282,522
Safeway, Inc. (a)	44,411	806,060
Sysco Corp. (a)	103,882	3,096,722
Wal-Mart Stores, Inc. (a)	304,671	21,241,662
Walgreen Co. (a)	152,108	4,499,355
Whole Foods Market, Inc. (a)	28,874	2,752,270
		52,496,901
Food Products 1.7%
Archer-Daniels-Midland Co.	116,026	3,425,087
Campbell Soup Co. (a)	31,970	1,067,159
ConAgra Foods, Inc.	74,478	1,931,215
Dean Foods Co.* (a)	33,400	568,802
General Mills, Inc.	114,728	4,421,617
H.J. Heinz Co. (a)	56,140	3,052,893
Hormel Foods Corp. (a)	25,300	769,626
Kellogg Co. (a)	43,234	2,132,733
Kraft Foods, Inc. "A"	312,629	12,073,732
McCormick & Co., Inc. (a)	24,100	1,461,665
Mead Johnson Nutrition Co. (a)	36,394	2,930,081
The Hershey Co.	26,760	1,927,523
The JM Smucker Co. (a)	19,757	1,492,049
Tyson Foods, Inc. "A" (a)	50,500	950,915
		38,205,097
Household Products 2.1%
Clorox Co. (a)	23,432	1,697,883
Colgate-Palmolive Co. (a)	84,102	8,755,018
Kimberly-Clark Corp.	69,009	5,780,884
Procter & Gamble Co. (a)	483,601	29,620,561
		45,854,346
Personal Products 0.1%
Avon Products, Inc.	77,597	1,257,847
Estee Lauder Companies, Inc. "A" (a)	39,700	2,148,564
		3,406,411
Tobacco 2.0%
Altria Group, Inc. (a)	359,648	12,425,838
Lorillard, Inc.	23,054	3,041,975
Philip Morris International, Inc.	301,175	26,280,531
Reynolds American, Inc. (a)	58,580	2,628,485
		44,376,829
Energy 10.6%
Energy Equipment & Services 1.6%
Baker Hughes, Inc. (a)	77,438	3,182,702
Cameron International Corp.*	43,382	1,852,845
Diamond Offshore Drilling, Inc. (a)	12,130	717,247
FMC Technologies, Inc.* (a)	41,812	1,640,285
Halliburton Co.	162,568	4,615,306
Helmerich & Payne, Inc. (a)	19,252	837,077
Nabors Industries Ltd.*	52,938	762,307
National Oilwell Varco, Inc.	74,844	4,822,947
Noble Corp.* (a)	45,187	1,469,933
Rowan Companies PLC "A"* (a)	21,139	683,424
Schlumberger Ltd.	235,779	15,304,415
		35,888,488
Oil, Gas & Consumable Fuels 9.0%
Alpha Natural Resources, Inc.*	41,159	358,495
Anadarko Petroleum Corp.	88,148	5,835,398
Apache Corp.	68,543	6,024,244
Cabot Oil & Gas Corp. (a)	37,500	1,477,500
Chesapeake Energy Corp. (a)	116,689	2,170,415
Chevron Corp. (a)	348,750	36,793,125
ConocoPhillips (a)	223,709	12,500,859
CONSOL Energy, Inc. (a)	39,212	1,185,771
Denbury Resources, Inc.* (a)	67,818	1,024,730
Devon Energy Corp. (a)	71,009	4,117,812
EOG Resources, Inc.	47,411	4,272,205
EQT Corp. (a)	26,200	1,405,106
Exxon Mobil Corp. (a)	825,918	70,673,803
Hess Corp.	53,165	2,310,019
Kinder Morgan, Inc. (a)	89,289	2,876,892
Marathon Oil Corp.	124,818	3,191,596
Marathon Petroleum Corp. (a)	60,309	2,709,080
Murphy Oil Corp. (a)	33,918	1,705,736
Newfield Exploration Co.*	23,857	699,249
Noble Energy, Inc.	31,091	2,637,139
Occidental Petroleum Corp.	143,428	12,301,820
Peabody Energy Corp. (a)	47,631	1,167,912
Phillips 66*	110,604	3,676,477
Pioneer Natural Resources Co. (a)	21,800	1,922,978
QEP Resources, Inc. (a)	31,700	950,049
Range Resources Corp. (a)	27,742	1,716,398
Southwestern Energy Co.* (a)	61,136	1,952,073
Spectra Energy Corp.	115,173	3,346,927
Sunoco, Inc. (a)	19,172	910,670
Tesoro Corp.*	24,000	599,040
Valero Energy Corp.	97,801	2,361,894
Williams Companies, Inc.	110,598	3,187,434
WPX Energy, Inc.* (a)	34,674	561,025
		198,623,871
Financials 14.1%
Capital Markets 1.8%
Ameriprise Financial, Inc.	38,686	2,021,730
Bank of New York Mellon Corp.	210,047	4,610,532
BlackRock, Inc.	22,732	3,860,348
Charles Schwab Corp. (a)	192,033	2,482,987
E*TRADE Financial Corp.*	45,476	365,627
Federated Investors, Inc. "B" (a)	15,200	332,120
Franklin Resources, Inc. (a)	25,376	2,816,482
Invesco Ltd.	80,150	1,811,390
Legg Mason, Inc.	20,800	548,496
Morgan Stanley	271,167	3,956,327
Northern Trust Corp. (a)	43,102	1,983,554
State Street Corp.	86,268	3,851,003
T. Rowe Price Group, Inc. (a)	45,476	2,863,169
The Goldman Sachs Group, Inc. (a)	86,665	8,307,707
		39,811,472
Commercial Banks 2.9%
BB&T Corp.	123,292	3,803,558
Comerica, Inc.	34,968	1,073,867
Fifth Third Bancorp.	161,289	2,161,273
First Horizon National Corp. (a)	46,813	404,933
Huntington Bancshares, Inc. (a)	154,101	986,246
KeyCorp	165,545	1,281,318
M&T Bank Corp. (a)	22,153	1,829,173
PNC Financial Services Group, Inc.	93,064	5,687,141
Regions Financial Corp.	254,468	1,717,659
SunTrust Banks, Inc.	93,162	2,257,315
U.S. Bancorp. (a)	335,055	10,775,369
Wells Fargo & Co.	938,537	31,384,677
Zions Bancorp. (a)	33,656	653,600
		64,016,129
Consumer Finance 0.9%
American Express Co. (a)	178,055	10,364,581
Capital One Financial Corp.	102,463	5,600,628
Discover Financial Services	93,833	3,244,745
SLM Corp.	86,290	1,355,616
		20,565,570
Diversified Financial Services 2.8%
Bank of America Corp.	1,902,515	15,562,573
Citigroup, Inc.	517,657	14,188,978
CME Group, Inc. "A" (a)	11,773	3,156,459
IntercontinentalExchange, Inc.*	12,648	1,719,875
JPMorgan Chase & Co.	672,050	24,012,347
Leucadia National Corp. (a)	35,200	748,704
Moody's Corp. (a)	34,000	1,242,700
NYSE Euronext (a)	45,100	1,153,658
The NASDAQ OMX Group, Inc.	21,100	478,337
		62,263,631
Insurance 3.5%
ACE Ltd.	60,185	4,461,514
Aflac, Inc.	82,427	3,510,566
Allstate Corp.	86,886	3,048,830
American International Group, Inc.* (a)	112,948	3,624,501
Aon PLC	57,224	2,676,939
Assurant, Inc. (a)	14,700	512,148
Berkshire Hathaway, Inc. "B"* (a)	310,561	25,879,048
Chubb Corp.	47,759	3,477,810
Cincinnati Financial Corp. (a)	28,954	1,102,279
Genworth Financial, Inc. "A"* (a)	91,000	515,060
Hartford Financial Services Group, Inc.	76,876	1,355,324
Lincoln National Corp. (a)	50,674	1,108,240
Loews Corp.	53,623	2,193,717
Marsh & McLennan Companies, Inc.	95,853	3,089,342
MetLife, Inc. (a)	187,267	5,777,187
Principal Financial Group, Inc. (a)	53,887	1,413,456
Progressive Corp. (a)	108,014	2,249,932
Prudential Financial, Inc.	83,495	4,043,663
The Travelers Companies, Inc. (a)	68,737	4,388,170
Torchmark Corp. (a)	17,065	862,636
Unum Group	49,894	954,472
XL Group PLC	53,732	1,130,521
		77,375,355
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	69,536	4,861,262
Apartment Investment & Management Co. "A" (REIT) (a)	21,686	586,172
AvalonBay Communities, Inc. (REIT)	16,889	2,389,456
Boston Properties, Inc. (REIT)	26,300	2,850,131
Equity Residential (REIT) (a)	53,460	3,333,765
HCP, Inc. (REIT) (a)	74,246	3,277,961
Health Care REIT, Inc. (REIT) (a)	36,872	2,149,638
Host Hotels & Resorts, Inc. (REIT) (a)	125,810	1,990,314
Kimco Realty Corp. (REIT)	74,300	1,413,929
Plum Creek Timber Co., Inc. (REIT) (a)	28,748	1,141,296
Prologis, Inc. (REIT) (a)	81,300	2,701,599
Public Storage (REIT) (a)	25,230	3,643,464
Simon Property Group, Inc. (REIT) (a)	53,695	8,358,164
Ventas, Inc. (REIT) (a)	50,961	3,216,658
Vornado Realty Trust (REIT)	32,610	2,738,588
Weyerhaeuser Co. (REIT) (a)	94,947	2,123,015
		46,775,412
Real Estate Management & Development 0.0%
CBRE Group, Inc.*	59,100	966,876
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	96,668	615,775
People's United Financial, Inc. (a)	62,075	720,691
		1,336,466
Health Care 11.7%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.* (a)	33,417	3,318,308
Amgen, Inc.	137,470	10,040,809
Biogen Idec, Inc.* (a)	42,298	6,106,985
Celgene Corp.*	77,409	4,966,561
Gilead Sciences, Inc.*	133,753	6,858,854
		31,291,517
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	97,077	5,159,643
Becton, Dickinson & Co.	35,571	2,658,932
Boston Scientific Corp.* (a)	251,443	1,425,682
C.R. Bard, Inc.	14,583	1,566,797
CareFusion Corp.*	40,477	1,039,449
Covidien PLC (a)	85,026	4,548,891
DENTSPLY International, Inc. (a)	25,400	960,374
Edwards Lifesciences Corp.* (a)	20,239	2,090,689
Intuitive Surgical, Inc.* (a)	6,997	3,874,869
Medtronic, Inc.	183,530	7,108,117
St. Jude Medical, Inc.	55,110	2,199,440
Stryker Corp. (a)	57,302	3,157,340
Varian Medical Systems, Inc.* (a)	19,300	1,172,861
Zimmer Holdings, Inc.	31,001	1,995,224
		38,958,308
Health Care Providers & Services 2.0%
Aetna, Inc.	61,295	2,376,407
AmerisourceBergen Corp. (a)	44,010	1,731,794
Cardinal Health, Inc.	61,779	2,594,718
CIGNA Corp.	50,513	2,222,572
Coventry Health Care, Inc. (a)	25,358	806,131
DaVita, Inc.* (a)	16,900	1,659,749
Express Scripts Holding Co.* (a)	141,877	7,920,993
Humana, Inc.	29,051	2,249,709
Laboratory Corp. of America Holdings* (a)	17,372	1,608,821
McKesson Corp.	41,467	3,887,531
Patterson Companies, Inc. (a)	16,300	561,861
Quest Diagnostics, Inc. (a)	28,502	1,707,270
Tenet Healthcare Corp.* (a)	69,748	365,480
UnitedHealth Group, Inc. (a)	183,018	10,706,553
WellPoint, Inc.	58,246	3,715,512
		44,115,101
Health Care Technology 0.1%
Cerner Corp.*	25,710	2,125,189
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	61,857	2,427,269
Life Technologies Corp.*	31,765	1,429,107
PerkinElmer, Inc.	20,263	522,786
Thermo Fisher Scientific, Inc.	64,020	3,323,278
Waters Corp.* (a)	16,005	1,271,917
		8,974,357
Pharmaceuticals 6.1%
Abbott Laboratories (a)	277,800	17,909,766
Allergan, Inc.	54,424	5,038,030
Bristol-Myers Squibb Co. (a)	298,471	10,730,032
Eli Lilly & Co. (a)	180,380	7,740,106
Forest Laboratories, Inc.*	46,347	1,621,681
Hospira, Inc.* (a)	28,322	990,704
Johnson & Johnson (a)	484,961	32,763,965
Merck & Co., Inc. (a)	537,145	22,425,804
Mylan, Inc.* (a)	74,919	1,601,019
Perrigo Co. (a)	16,400	1,934,052
Pfizer, Inc.	1,322,233	30,411,359
Watson Pharmaceuticals, Inc.*	22,257	1,646,795
		134,813,313
Industrials 10.2%
Aerospace & Defense 2.5%
Boeing Co.	132,221	9,824,020
General Dynamics Corp.	63,450	4,185,162
Goodrich Corp.	22,238	2,822,002
Honeywell International, Inc.	137,409	7,672,918
L-3 Communications Holdings, Inc. (a)	17,368	1,285,406
Lockheed Martin Corp. (a)	46,821	4,077,173
Northrop Grumman Corp.	44,831	2,859,769
Precision Castparts Corp.	25,528	4,199,101
Raytheon Co. (a)	58,862	3,331,001
Rockwell Collins, Inc. (a)	25,144	1,240,856
Textron, Inc. (a)	50,654	1,259,765
United Technologies Corp. (a)	160,862	12,149,907
		54,907,080
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	28,232	1,652,419
Expeditors International of Washington, Inc.	37,300	1,445,375
FedEx Corp.	55,560	5,089,851
United Parcel Service, Inc. "B" (a)	169,422	13,343,677
		21,531,322
Airlines 0.1%
Southwest Airlines Co. (a)	135,614	1,250,361
Building Products 0.0%
Masco Corp. (a)	62,305	864,170
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	18,831	514,840
Cintas Corp.	19,766	763,165
Iron Mountain, Inc.	29,600	975,616
Pitney Bowes, Inc. (a)	34,985	523,725
R.R. Donnelley & Sons Co. (a)	30,361	357,349
Republic Services, Inc.	55,199	1,460,566
Stericycle, Inc.* (a)	15,400	1,411,718
Waste Management, Inc. (a)	81,307	2,715,654
		8,722,633
Construction & Engineering 0.1%
Fluor Corp.	30,450	1,502,403
Jacobs Engineering Group, Inc.*	23,500	889,710
Quanta Services, Inc.*	35,800	861,706
		3,253,819
Electrical Equipment 0.5%
Cooper Industries PLC	27,998	1,908,904
Emerson Electric Co. (a)	129,536	6,033,787
Rockwell Automation, Inc.	25,121	1,659,493
Roper Industries, Inc.	17,466	1,721,798
		11,323,982
Industrial Conglomerates 2.7%
3M Co. (a)	122,678	10,991,949
Danaher Corp. (a)	101,134	5,267,059
General Electric Co. (a)	1,870,194	38,974,843
Tyco International Ltd.	82,032	4,335,391
		59,569,242
Machinery 1.8%
Caterpillar, Inc.	115,068	9,770,424
Cummins, Inc.	33,978	3,292,808
Deere & Co. (a)	70,278	5,683,382
Dover Corp. (a)	32,272	1,730,102
Eaton Corp. (a)	59,640	2,363,533
Flowserve Corp. (a)	9,992	1,146,582
Illinois Tool Works, Inc. (a)	84,560	4,472,378
Ingersoll-Rand PLC	52,514	2,215,041
Joy Global, Inc.	18,303	1,038,329
PACCAR, Inc. (a)	62,681	2,456,468
Pall Corp. (a)	20,310	1,113,191
Parker Hannifin Corp.	26,552	2,041,318
Snap-on, Inc. (a)	10,032	624,492
Stanley Black & Decker, Inc. (a)	29,888	1,923,592
Xylem, Inc. (a)	32,005	805,566
		40,677,206
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	8,214	584,590
Equifax, Inc. (a)	22,009	1,025,620
Robert Half International, Inc. (a)	25,775	736,392
		2,346,602
Road & Rail 0.8%
CSX Corp. (a)	183,290	4,098,364
Norfolk Southern Corp.	57,463	4,124,120
Ryder System, Inc.	9,790	352,538
Union Pacific Corp. (a)	84,064	10,029,676
		18,604,698
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	52,000	2,096,120
W.W. Grainger, Inc. (a)	10,709	2,047,989
		4,144,109
Information Technology 19.3%
Communications Equipment 1.8%
Cisco Systems, Inc. (a)	945,886	16,240,863
F5 Networks, Inc.* (a)	13,910	1,384,880
Harris Corp. (a)	19,300	807,705
JDS Uniphase Corp.* (a)	43,039	473,429
Juniper Networks, Inc.*	94,334	1,538,587
Motorola Solutions, Inc. (a)	51,698	2,487,191
QUALCOMM, Inc.	302,386	16,836,852
		39,769,507
Computers & Peripherals 5.5%
Apple, Inc.*	165,111	96,424,824
Dell, Inc.*	262,678	3,288,729
EMC Corp.*	366,490	9,393,139
Hewlett-Packard Co.	349,175	7,021,909
Lexmark International, Inc. "A" (a)	13,757	365,661
NetApp, Inc.* (a)	64,109	2,039,948
SanDisk Corp.*	43,400	1,583,232
Seagate Technology PLC	66,820	1,652,459
Western Digital Corp.*	40,435	1,232,459
		123,002,360
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A" (a)	28,330	1,555,884
Corning, Inc.	265,997	3,439,341
FLIR Systems, Inc. (a)	26,700	520,650
Jabil Circuit, Inc.	32,289	656,435
Molex, Inc. (a)	24,886	595,771
TE Connectivity Ltd. (a)	75,932	2,422,990
		9,191,071
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	30,800	977,900
eBay, Inc.*	202,932	8,525,173
Google, Inc. "A"*	44,940	26,068,346
VeriSign, Inc.* (a)	28,600	1,246,102
Yahoo!, Inc.* (a)	214,333	3,392,891
		40,210,412
IT Services 3.8%
Accenture PLC "A" (a)	113,786	6,837,401
Automatic Data Processing, Inc. (a)	86,310	4,804,014
Cognizant Technology Solutions Corp. "A"*	54,222	3,253,320
Computer Sciences Corp.	28,543	708,437
Fidelity National Information Services, Inc.	40,939	1,395,201
Fiserv, Inc.* (a)	24,005	1,733,641
International Business Machines Corp.	203,700	39,839,646
MasterCard, Inc. "A"	18,700	8,043,057
Paychex, Inc. (a)	58,401	1,834,375
SAIC, Inc. (a)	45,632	553,060
Teradata Corp.*	29,508	2,124,871
Total System Services, Inc.	28,359	678,631
Visa, Inc. "A" (a)	87,901	10,867,201
Western Union Co.	109,496	1,843,913
		84,516,768
Office Electronics 0.1%
Xerox Corp.	238,526	1,877,200
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.* (a)	103,697	594,184
Altera Corp.	56,944	1,926,985
Analog Devices, Inc. (a)	52,368	1,972,703
Applied Materials, Inc.	226,204	2,592,298
Broadcom Corp. "A"*	86,883	2,936,645
First Solar, Inc.* (a)	10,695	161,067
Intel Corp. (a)	888,409	23,676,100
KLA-Tencor Corp.	29,985	1,476,761
Lam Research Corp.* (a)	36,313	1,370,453
Linear Technology Corp. (a)	41,396	1,296,937
LSI Corp.*	101,955	649,453
Microchip Technology, Inc. (a)	34,800	1,151,184
Micron Technology, Inc.*	172,949	1,091,308
NVIDIA Corp.* (a)	109,843	1,518,030
Teradyne, Inc.* (a)	32,958	463,389
Texas Instruments, Inc.	201,115	5,769,989
Xilinx, Inc. (a)	45,803	1,537,607
		50,185,093
Software 3.7%
Adobe Systems, Inc.* (a)	88,044	2,849,984
Autodesk, Inc.* (a)	40,948	1,432,771
BMC Software, Inc.*	27,866	1,189,321
CA, Inc. (a)	62,515	1,693,531
Citrix Systems, Inc.*	32,714	2,746,013
Electronic Arts, Inc.*	56,006	691,674
Intuit, Inc.	52,530	3,117,656
Microsoft Corp.	1,320,060	40,380,635
Oracle Corp.	685,150	20,348,955
Red Hat, Inc.*	34,593	1,953,813
Salesforce.com, Inc.* (a)	24,000	3,318,240
Symantec Corp.* (a)	127,164	1,857,866
		81,580,459
Materials 3.3%
Chemicals 2.3%
Air Products & Chemicals, Inc. (a)	37,518	3,028,828
Airgas, Inc.	12,450	1,045,925
CF Industries Holdings, Inc.	11,624	2,252,034
Dow Chemical Co. (a)	211,958	6,676,677
E.I. du Pont de Nemours & Co. (a)	165,345	8,361,497
Eastman Chemical Co. (a)	24,538	1,235,979
Ecolab, Inc. (a)	51,621	3,537,587
FMC Corp.	24,100	1,288,868
International Flavors & Fragrances, Inc. (a)	14,216	779,037
Monsanto Co.	94,166	7,795,061
PPG Industries, Inc.	27,162	2,882,431
Praxair, Inc. (a)	52,754	5,735,942
Sigma-Aldrich Corp. (a)	21,016	1,553,713
The Mosaic Co.	52,275	2,862,579
The Sherwin-Williams Co. (a)	15,305	2,025,617
		51,061,775
Construction Materials 0.0%
Vulcan Materials Co. (a)	21,976	872,667
Containers & Packaging 0.1%
Ball Corp. (a)	27,148	1,114,425
Bemis Co., Inc. (a)	17,530	549,390
Owens-Illinois, Inc.*	30,200	578,934
Sealed Air Corp.	35,272	544,600
		2,787,349
Metals & Mining 0.7%
Alcoa, Inc. (a)	192,738	1,686,457
Allegheny Technologies, Inc.	18,179	579,728
Cliffs Natural Resources, Inc. (a)	25,533	1,258,522
Freeport-McMoRan Copper & Gold, Inc.	167,136	5,694,323
Newmont Mining Corp.	87,154	4,227,841
Nucor Corp. (a)	55,799	2,114,782
Titanium Metals Corp. (a)	13,400	151,554
United States Steel Corp. (a)	25,138	517,843
		16,231,050
Paper & Forest Products 0.2%
International Paper Co. (a)	76,912	2,223,526
MeadWestvaco Corp.	31,078	893,493
		3,117,019
Telecommunication Services 3.2%
Diversified Telecommunication Services 3.0%
AT&T, Inc. (a)	1,035,315	36,919,333
CenturyLink, Inc. (a)	109,764	4,334,580
Frontier Communications Corp. (a)	171,410	656,500
Verizon Communications, Inc. (a)	501,809	22,300,392
Windstream Corp. (a)	107,001	1,033,630
		65,244,435
Wireless Telecommunication Services 0.2%
Crown Castle International Corp.* (a)	45,411	2,663,809
MetroPCS Communications, Inc.*	57,500	347,875
Sprint Nextel Corp.* (a)	535,314	1,745,124
		4,756,808
Utilities 3.6%
Electric Utilities 2.1%
American Electric Power Co., Inc.	85,757	3,421,704
Duke Energy Corp. (a)	236,591	5,455,788
Edison International	57,974	2,678,399
Entergy Corp.	31,004	2,104,862
Exelon Corp.	150,164	5,649,170
FirstEnergy Corp. (a)	74,006	3,640,355
NextEra Energy, Inc. (a)	73,441	5,053,475
Northeast Utilities (a)	55,050	2,136,491
Pepco Holdings, Inc. (a)	41,000	802,370
Pinnacle West Capital Corp.	18,796	972,505
PPL Corp. (a)	102,714	2,856,476
Progress Energy, Inc.	52,050	3,131,848
Southern Co.	153,732	7,117,792
Xcel Energy, Inc.	86,137	2,447,152
		47,468,387
Gas Utilities 0.1%
AGL Resources, Inc.	21,773	843,704
ONEOK, Inc. (a)	35,686	1,509,874
		2,353,578
Independent Power Producers & Energy Traders 0.1%
AES Corp.* (a)	115,837	1,486,189
NRG Energy, Inc.*	37,844	656,972
		2,143,161
Multi-Utilities 1.3%
Ameren Corp.	42,719	1,432,795
CenterPoint Energy, Inc.	77,268	1,597,130
CMS Energy Corp. (a)	46,749	1,098,602
Consolidated Edison, Inc. (a)	51,994	3,233,507
Dominion Resources, Inc. (a)	100,901	5,448,654
DTE Energy Co.	29,603	1,756,346
Integrys Energy Group, Inc. (a)	13,400	762,058
NiSource, Inc. (a)	48,766	1,206,959
PG&E Corp. (a)	74,216	3,359,758
Public Service Enterprise Group, Inc. (a)	89,281	2,901,633
SCANA Corp. (a)	21,167	1,012,629
Sempra Energy (a)	42,496	2,927,124
TECO Energy, Inc. (a)	38,988	704,123
Wisconsin Energy Corp.	40,700	1,610,498
		29,051,816
Total Common Stocks (Cost $1,580,238,072)		2,173,900,369

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135%**, 11/1/2012 (b) (Cost $5,212,595)	5,215,000	5,213,102

	Shares	Value ($)

Securities Lending Collateral 34.0%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $755,494,328)	755,494,328	755,494,328

Cash Equivalents 2.0%
Central Cash Management Fund, 0.14% (c) (Cost $43,299,073)	43,299,073	43,299,073

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,384,244,068)+	133.9	2,977,906,872
Other Assets and Liabilities, Net	(33.9)	(753,116,213)
Net Assets	100.0	2,224,790,659

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $2,506,407,137. At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $471,499,735. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $826,722,808 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $355,223,073.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2012 amounted to $755,464,961, which is 34.0% of net assets.

(b) At June 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 Index	USD	9/20/2012	140	47,474,000	1,054,050

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$2,173,900,369	$—	$—	$2,173,900,369
Government & Agency Obligation	—	5,213,102	—	5,213,102
Short-Term Investments (e)	798,793,401	—	—	798,793,401
Derivatives (f)	1,054,050	—	—	1,054,050
Total	$2,973,747,820	$5,213,102	$—	$2,978,960,922

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,585,450,667) — including $755,464,961 of securities loaned	$2,179,113,471
Investment in Daily Assets Fund Institutional (cost $755,494,328)*	755,494,328
Investment in Central Cash Management Fund (cost $43,299,073)	43,299,073
Total investments in securities, at value (cost $2,384,244,068)	2,977,906,872
Cash	322,684
Receivable for investments sold	1,933,628
Dividends receivable	2,539,394
Interest receivable	67,709
Receivable for variation margin on futures contracts	1,226,083
Other assets	23,926
Total assets	2,984,020,296
Liabilities
Payable upon return of securities loaned	755,494,328
Payable for investments purchased	3,510,847
Accrued management fee	89,253
Accrued Trustees' fees	7,926
Other accrued expenses and payables	127,283
Total liabilities	759,229,637
Net assets	$2,224,790,659

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $33,037)	$23,264,424
Interest	1,528
Income distributions — Central Cash Management Fund	17,225
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	467,476
Total income	23,750,653
Expenses: Management fee	546,824
Administration fee	328,095
Custodian fee	21,054
Professional fees	50,809
Reports to shareholders	3,944
Trustees' fees and expenses	37,763
Insurance	24,265
Other	18,362
Total expenses	1,031,116
Net investment income (loss)	22,719,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	132,562,029
Futures	4,854,328
137,416,357
Change in net unrealized appreciation (depreciation) on: Investments	24,916,451
Futures	416,978
25,333,429
Net gain (loss)	162,749,786
Net increase (decrease) in net assets resulting from operations	$185,469,323

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations: Net investment income (loss)	$22,719,537	$47,668,506
Net realized gain (loss)	137,416,357	203,155,872
Change in net unrealized appreciation (depreciation)	25,333,429	(209,311,273)
Net increase (decrease) in net assets resulting from operations	185,469,323	41,513,105
Capital transactions in shares of beneficial interest: Proceeds from capital invested	485,461,996	364,467,893
Value of capital withdrawn	(547,177,636)	(829,346,703)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(61,715,640)	(464,878,810)
Increase (decrease) in net assets	123,753,683	(423,365,705)
Net assets at beginning of period	2,101,036,976	2,524,402,681
Net assets at end of period	$2,224,790,659	$2,101,036,976

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/12 (Unaudited)		2011	2010		2009		2008		2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,225		2,101	2,524		2,479		2,153		3,409
Ratio of expenses before expense reductions (%)	.09	*	.10	.10		.09		.10		.09
Ratio of expenses after expense reductions (%)	.09	*	.10	.06		.05		.05		.05
Ratio of net investment income (%)	2.08	*	1.99	2.03		2.38		2.29		1.91
Portfolio turnover rate (%)	2	**	3	5		9	c	6		5
Total investment return (%)b	9.55	**	2.09	15.12	a	26.54	a	(37.01	)a	5.54	a
a Total investment return would have been lower had certain expenses not been reduced.
b Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2012, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 32% and 68%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Portfolio lends securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2012, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2012 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $44,154,000 to $55,426,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2012 presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$1,054,050

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$4,854,328

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$416,978

The above derivative is located in the following Statement of Operations account:

(a) Change in net realized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $50,191,667 and $284,245,507, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The investment management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2012, the Administration Fee was $328,095, of which $53,552 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2012, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,942, of which $1,676 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Portfolio may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Portfolio indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	23339C 305	23339C 206
Fund Number	815	565

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DE500-3
(R-028288-1 8/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 27, 2012